Share-Based Payments - Overview (Details) $ / shares in Units, $ in Millions	1 Months Ended																							12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) yr $ / shares	Dec. 31, 2024 USD ($) equityInstrument $ / shares	Dec. 31, 2024 USD ($) Y $ / shares	Sep. 30, 2024 shares yr $ / shares	Jun. 30, 2024 yr shares $ / shares	Apr. 30, 2024 yr shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2023 equityInstrument $ / shares	Oct. 31, 2023 shares yr $ / shares	Jul. 31, 2023 yr shares $ / shares	Apr. 30, 2023 yr shares $ / shares	Dec. 31, 2022 yr shares $ / shares	Oct. 31, 2022 shares yr $ / shares	Jul. 31, 2022 shares yr $ / shares	Apr. 30, 2022 yr shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)			20,296					33,529	660,166	42,243			79,305			79,305	74,529	629,121	61,056	508,132	100,118	311,311	102,081	756,234	844,011	1,021,642
Share price (in USD per share)		$ 623.34										$ 371.36
Exercise price (in USD per share)	$ 618.56	618.56	$ 618.56	$ 618.56	$ 618.56	$ 618.56	$ 618.56	$ 535.95	$ 445.76	$ 396.30	$ 329.26	329.26	$ 329.26	$ 329.26	$ 329.26	$ 329.26	$ 485.01	$ 387.35	$ 370.34	$ 381.97	$ 359.80	$ 372.69	$ 312.22	$ 618.56	$ 329.26	$ 381.97
Expected dividend as percentage, share options granted				0.00%				0.00%	0.00%	0.00%				0.00%			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | equityInstrument						3,158
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value (in USD per share option)		$ 187.13						$ 188.85	$ 158.50	$ 112.14		161.88					$ 123.94	$ 176.44	$ 158.21	$ 127.68	$ 136.66	$ 153.45	$ 111.27
Share price (in USD per share)								$ 543.68	$ 437.41	$ 365.56							$ 439.42	$ 380.81	$ 361.64	$ 368.69	$ 352.97	$ 378.11	$ 320.84
Expected volatility				34.37%				33.33%	35.17%	35.53%				36.21%			35.35%	36.22%	41.00%	39.74%	39.64%	41.30%	39.18%
Average expected option life (in years)					3.88		3.88	4.05	4.16	4.30					4.00		4.00	4.00	4.00	4.00	4.00	4.00	4.00
Risk-free interest rate				2.22%				2.06%	2.48%	2.66%				2.40%			2.80%	2.90%	2.96%	3.09%	2.57%	1.77%	1.05%
Time period for beneficiaries to choose contractual term	5 years										5 years
Bottom of range | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	5 years										5 years													5 years
Average fair value of options | $	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1																	$ 1
Share options granted (as a percent)																								100.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value (in USD per share option)		$ 236.00						$ 298.99	$ 215.16	$ 156.49		$ 200.55					$ 209.04	$ 271.59	$ 196.18	$ 163.94	$ 169.96	$ 190.53	$ 140.23
Share price (in USD per share)								$ 656.53	$ 492.86	$ 396.30							$ 491.75	$ 521.19	$ 401.21	$ 377.61	$ 376.01	$ 397.92	$ 321.06
Expected volatility				34.47%				35.61%	36.16%	39.04%				38.64%			36.67%	43.99%	42.18%	40.26%	45.97%	43.10%	40.87%
Average expected option life (in years)					6.07		6.07	6.24	6.35	6.49					6.50		6.50	6.50	6.50	6.50	6.50	6.50	6.50
Risk-free interest rate				2.27%				2.24%	2.87%	3.02%				2.81%			3.44%	3.03%	3.14%	3.29%	2.80%	2.28%	1.62%
Time period for beneficiaries to choose contractual term	10 years										10 years
Top of range | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	10 years										10 years													10 years